                                                       Registration Nos. 33-7647
                                                                        811-4782

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 2000
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                      [X]
Pre-Effective Amendment No.                                                 [ ]
Post-Effective Amendment No. 72                                             [X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              [X]
Amendment No. 73                                                            [X]
(Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS

               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                                 Walter B. Grimm
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                     (Name and address of agent for service)

                  Please send copies of all communications to:

                                Allan S. Mostoff
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
_______ immediately upon filing pursuant to paragraph (b)
_______ on [date] pursuant to paragraph (b)
_______ 60 days after filing pursuant to paragraph (a)
_______ on [date] pursuant to paragraph (a) of Rule 485
___X___ 75 days after filing pursuant to paragraph (a)

                           HSBC INVESTOR BALANCED FUND

                       Prospectus dated December __, 2000

                                   a Series of

                               HSBC INVESTOR FUNDS

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC INVESTOR                        TABLE OF CONTENTS
BALANCED FUND

Carefully review this important      RISK/RETURN SUMMARY AND FUND EXPENSES
section, which summarizes the
Fund's investments, risks, and
fees.

Review this section for              INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
information on investment
strategies and risks.

Review this section for details on   FUND MANAGEMENT
the people and organizations who     The Investment Adviser
provide services to the Fund.        Portfolio Manager
                                     The Distributor and Administrator

Review this section for details on   SHAREHOLDER INFORMATION
how shares are valued, and how       Pricing of Fund Shares
to purchase, sell and exchange       Purchasing and Adding to Your Shares
shares. This section also            Selling Your Shares
describes related charges, and       Distribution Arrangements/Sales Charges
payments of dividends and            Exchanging Your Shares
distributions.                       Dividends, Distributions and Taxes

RISK/RETURN SUMMARY AND FUND EXPENSES

The following is a summary of certain key information about the HSBC Investor Balanced Fund (the "Fund"). You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

                                      HSBC INVESTOR BALANCED FUND

INVESTMENT OBJECTIVE                  The Fund's investment objective is current
                                      income and long-term growth of capital
                                      consistent with reasonable risk.

PRINCIPAL                             The Fund normally invests approximately
INVESTMENT STRATEGIES                 60% of assets in stocks and other equity
                                      securities and approximately 40% in bonds and other debt securities that are rated at least Baa by Moody's Investor Services
                                      ("Moody's") or BBB by Standard & Poors
                                      Corporation ("S&P") or securities of
                                      comparable quality. The Fund will
                                      ordinarily invest in common stocks,
                                      preferred stocks and convertible
                                      securities of large companies. For this
                                      Fund, a company having a market
                                      capitalization of $___ billion or more is considered a large company. Fixed income securities in which the Fund may invest include U.S. Government and agency securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

                                      HSBC Asset Management (Americas), Inc.
                                      (the "Adviser") selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses quantitative research (e.g., analyzing analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to identify stocks meetings its criteria. The Adviser selects fixed income securities based on various factors, including the outlook for the economy and anticipated changes in interest rates and inflation.


RISK/RETURN SUMMARY AND FUND EXPENSES

PRINCIPAL INVESTMENT RISKS           Market Risk: Risk that the value of a
                                     Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall may decline over short or longer-term periods.

                                     Security-Specific Risk: Risk that the
                                     issuer will be unable to achieve its
                                     earnings or growth expectations.

                                     Interest Rate Risk: Risk that changes in interest rates will affect the value of a Fund's investments in income-producing or fixed-income or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.

                                     Credit Risk: Risk that the issuer of a
                                     debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

                                     Prepayment Risk: With respect to
                                     mortgage-backed securities, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

                                     Other important things for you to note:

                                                  You may lose money by
                                                  investing in the Fund.

                                                  Because the value of the
                                                  Fund's investments will
                                                  fluctuate with market
                                                  conditions, so will the
                                                  value of your investment in
                                                  the Fund.

                                                  AN INVESTMENT IN THE FUND IS
                                                  NOT A DEPOSIT OF HSBC BANK USA
                                                  ("HSBC") AND IS NOT INSURED OR
                                                  GUARANTEED BY THE FEDERAL
                                                  DEPOSIT INSURANCE CORPORATION
                                                  OR ANY OTHER GOVERNMENT
                                                  AGENCY.


RISK/RETURN SUMMARY AND FUND EXPENSES

WHO MAY WANT TO INVEST?              Consider investing in the Fund if you are:

                                                  seeking a long-term goal such
                                                  as retirement

                                                  looking to add income and
                                                  growth components to your
                                                  portfolio

                                                  willing to accept higher risks
                                                  of investing in the stock
                                                  market

                                     This Fund will not be appropriate for
                                     anyone:

                                                  seeking monthly income

                                                  pursuing a short-term goal or
                                                  investing emergency reserves

                                                  seeking safety of principal

                                     The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective and strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

PERFORMANCE BAR CHART AND TABLE

Performance bar chart and table for the Fund are not shown because the Fund does not have performance information for the full calendar year.

RISK/RETURN SUMMARY AND FUND EXPENSES

                                FEES AND EXPENSES

As an investor in the Fund, you will pay the following fees and expenses. Shareholder transactions fees are paid from your account. Annual operating expenses are paid out of Fund assets, and are reflected in the share price.

Some share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES                       A SHARES         B SHARES        C SHARES         Y SHARES
(FEES PAID BY YOU DIRECTLY)


Maximum sales charge (load) on purchases               5.00%            None            None             None
Maximum deferred sales charge (load)                   None             4.00%           1.00%            None

ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)

                                                       A SHARES         B SHARES        C SHARES         Y SHARES

Management fee                                         0.55%            0.55%           0.55%            0.55%
Distribution (12b-1) fee                               0.00%*           0.75%           0.75%            None
       Shareholder servicing fee                       0.25%            0.25%           0.25%            None
       Other operating expenses                        0.31%            0.31%           0.31%            0.31%
Total other expenses:                                  0.56%            0.56%           0.56%            0.31%
Total Fund operating expenses                          1.11%            1.86%           1.86%            0.86%

*There is a 12b-1 plan for Class A shares, which authorizes payments up to 0.25% of the Fund's assets. To date, no payments under the 12b-1 plan have been made.

RISK/RETURN SUMMARY AND FUND EXPENSES

                                 EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumed that your investment has a 5% return each year the Fund's operating expenses remain the same and the reinvestment of any dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1                   3
                                                YEAR               YEAR
Class A Shares                                  $608               $835
Class B Shares
    Assuming redemption                         $589               $785
    Assuming no redemption                      $189               $585
Class C Shares
    Assuming redemption                         $289               $585
    Assuming no redemption                      $189               $585
Class Y Shares                                  $ 88               $274

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section of the Prospectus provides a more complete description of the principal investment objective and policies of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective. Additional descriptions of the Fund's risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information ("SAI").

INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

The Fund's investment objective is current income and long-term growth of capital consistent with reasonable risk. The Fund seeks to achieve its investment objective by investing approximately 60% of the fund's assets in stocks and other equity securities and approximately 40% in bonds and other debt securities rated at least Baa by Moody's or BBB by S&P or of comparable quality. The Fund may vary this target allocation between equity and income securities if stocks or bonds offer more favorable opportunities, but will always invest at least __% of the Fund's total assets in fixed income securities.

The Fund will ordinarily invest in common stocks, preferred stocks and convertible securities of large companies. For this purpose, a company having a market capitalization of $___ billion or more is considered a large company. The Fund also may invest in companies that have a smaller market capitalization, and may invest in foreign securities. The Adviser selects equity securities for the Fund that have attractive valuations or the potential for future earnings growth. In selecting equity securities, the Adviser uses quantitative research (e.g., analyzing analyst reports, sales growth, earnings acceleration, debt levels, and market capitalization) and fundamental research (e.g., analyzing factors such as whether a company is a leader in its market, the sector outlook, and the quality of the management) to identify stocks meetings its criteria. The Fund's criteria for selecting equity securities include the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or the company have not yet been reflected in the price of the securities.

The Fund's fixed income securities may include U.S. Government and agency securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The Fund expects to maintain an average quality rating of the fixed income portion of its portfolio of Aa by Moody's or AA by S&P or equivalent quality. The Fund currently has no policy with respect to the average maturity of the fixed income portion of the Fund's portfolio. The Fund bases its selection of fixed income securities upon analysis of various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating reduced below the Fund's quality standards or revoked, the Fund may continue to hold the security. The Adviser will, however, consider whether the Fund should continue to hold the security. These securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

In response to market, economic, political, or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


RISKS AND OTHER CONSIDERATIONS

Many factors will affect the Fund's performance. The Fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Fund's reaction to these developments will be affected by the types and maturities of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The following factors among others may affect the Fund's performance:

Market Risk. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap or mid-cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Credit Risk. Risk that the issuer of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

Prepayment Risk. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Security-Specific Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Portfolio Turnover. The Fund is actively managed and, in some cases the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Fund's performance.

Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which, in the Adviser's opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

FUND MANAGEMENT

                             THE INVESTMENT ADVISER

HSBC Asset Management (Americas), Inc., 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory Contract with the HSBC Investor Funds (the "Trust"). The Adviser is a wholly owned subsidiary of HSBC, which is a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company. HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. HSBC manages more than $80 billion in assets. Through its portfolio management team, HSBC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment programs. For these advisory services, the Fund will pay the Adviser 0.55% based on the Funds average net assets.


PORTFOLIO MANAGER

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the equity portion of the Fund. Prior to joining the Adviser in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Mr. Edward Merkle is responsible for the day-to-day management of the fixed income portion of the Fund. Mr. Merkle jointed the Adviser in 1984 and is responsible for managing institutional and retail fixed income portfolios.

                        THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator (the "Administrator"). Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS also serves as the distributor (the "Distributor") of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Fund's Statement of Additional Information has more detailed information about the Adviser, Distributor and Administrator, and other service providers.

CODE OF ETHICS

The Codes of Ethics of the Adviser and the Fund prohibit all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Both organizations maintain careful monitoring with the Codes of Ethics. The Codes of Ethics are on public file and are available from the Securities Exchange Commission ("SEC").

SHAREHOLDER INFORMATION

                             PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The net asset value per share ("NAV") for each class of shares is calculated by dividing the total value of a Fund's investments and other assets attributable to a class, less any liabilities, by the total number of outstanding shares of that class:

                           Total Assets - Liabilities
                           --------------------------
                   NAV =        Number of Shares
                                  Outstanding

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open. The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on "Distribution Arrangements/Sales Charges."

SHAREHOLDER INFORMATION

                      PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

ACCOUNT TYPE                                       MINIMUM                          MINIMUM
                                                  INITIAL                         SUBSEQUENT
                                                 INVESTMENT
CLASS A, CLASS B, CLASS C
Regular                                          $    1,000                        $   100
(non-retirement)
Retirement (IRA)                                 $      250                        $   100
Automatic                                        $      250                        $    25
Investment Plan
CLASS Y SHARES*                                  $1,000,000                          N/A

* HSBC clients that maintain an investment management account are not subject to the minimum initial investment requirements.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

AVOID 31% TAX WITHHOLDING

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION

                      PURCHASING AND ADDING TO YOUR SHARES
                      CONTINUED

BY REGULAR MAIL OR BY OVERNIGHT SERVICE

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.       Carefully   read,   complete,   and  sign  the   account   application.
Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check, bank draft or money order payable to "HSBC Investor" Funds and include the name of the appropriate Fund(s) on the check.

3.       Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent:

1.       Use the investment slip attached to your account statement.

         Or, if unavailable,

2.       Include the following information in writing:

           Fund name

           Share class

           Amount invested

           Account name

           Account number

3.       Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

SHAREHOLDER INFORMATION

                      PURCHASING AND ADDING TO YOUR SHARES
                      CONTINUED

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House ("ACH") and may take up to eight days to clear. There is generally no fee for ACH transactions.

ELECTRONIC PURCHASES

Your bank must participate in the ACH and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

BY WIRE TRANSFER

For information on how to request a wire transfer, call 1-800-782-8183.

SHAREHOLDER INFORMATION

                 PURCHASING AND ADDING TO YOUR SHARES CONTINUED

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

         Your bank name, address and account number

         The amount you wish to invest automatically (minimum $25)

         How often you want to invest (every month, 4 times a year, twice a year or once a year)

         Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class Y Shares receive the highest dividends because they have the lowest operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares."

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B or C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on "Distribution Arrangements/Sales Charges" and "Exchanging Your Shares."

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE

(unless you have declined telephone sales privileges)

1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions")

BY MAIL OR OVERNIGHT SERVICE

(See "General Policies on Selling Shares -- Redemptions in Writing Required")

1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

         your Fund and account number

         amount you wish to redeem

         address where your check should be sent

         account owner signature

2.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES CONTINUED

WIRE TRANSFER

You must indicate this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 12:00 p.m. Eastern time, your payment will normally be wired to your bank on the same business day. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

ELECTRONIC REDEMPTIONS

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank.

If you call by 12:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

         Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

         Include a voided personal check.

         Your account must have a value of $10,000 or more to start withdrawals.

         If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES CONTINUED

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.  Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

         Redemptions over $10,000;

         Your account registration or the name(s) on your account has changed within the last 15 days;

         The check is not being mailed to the address on your account;

         The check is not being made payable to the owner of the account; or

         The redemption proceeds are being transferred to another Fund account with a different registration.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION

                          SELLING YOUR SHARES CONTINUED

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may he responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION

                     DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

                     Class A                                                  Class B            Class C        Class Y
Sales Charge (Load)  Front-end sales charge:                                  No front-end       No front-end   No front-end
                     reduced sales charges                                    sales charge. A    sales          sales charge.
                     available                       Sales        Sales       CDSC may be        charge.  A
                                                     Charge As    Charge As   imposed on shares  CDSC may be
                                                     A % Of       A % Of      redeemed within    imposed on
                                                     Offering     Your        four years after   shares
                                                     Price        Investment  purchase; shares   redeemed
                                                     -----------  ----------  automatically      within one
                     Your Investment                 5.00%        5.26%       convert to Class   year after
                     Up to $49,999                   4.50%        4.71%       A shares for 6     purchase.
                     $50,000 up to $99,999           3.75%        3.90%       years
                     $100,000 up to $249,999         3.75%        2.56%
                     $250,000 up to $499,999         2.00%        2.04%
                     $1,000,000 and above            1.00%        1.01%                          Subject to
                                                                                                 combined
Distribution         Subject to combined annual                                                  annual         No
(12b-1) Fee and      distribution and shareholder                             Subject to         distribution   distribution
Service Fees         servicing fees of up to .25%                             combined annual    and            or services
                     annually of the Fund's total                             distribution       shareholder    fees.
                     average total net assets.                                and shareholder    servicing
                                                                              servicing fees     fees of up
                                                                              of up to 1.00%     to 1.00%
                                                                              annually of the    annually of
                                                                              Fund's average     the Fund's
                                                                              daily net assets.  average
                                                                                                 daily net
                                                                                                 assets.

Fund Expenses        Lower annual expenses than                               Higher annual      Higher         Lower annual
                     Class B and Class C Shares                               expenses than      annual         expenses
                                                                              Class A or Class   expenses       than Class
                                                                              Y Shares.          than Class A   A, B, or C
                                                                                                 shares, or     shares
                                                                                                 Class Y
                                                                                                 Shares.




SHAREHOLDER INFORMATION

                DISTRIBUTION ARRANGEMENTS/SALES CHARGES CONTINUED

CLASS B SHARES AND CLASS C SHARES

Although Class B Shares and Class C Shares are not subject to a sales charge when a shareholder exchanges Class B Shares and Class C Shares of another Trust portfolio, they may be subject to a contingent deferred sales charge when redeemed. See "Exchanging Your Shares." In addition, Class B and Class C Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Fund's assets. Shareholders of Class B Shares and Class C Shares pay higher annual expenses than shareholders of Class A Shares and Class Y Shares.

SHAREHOLDER INFORMATION

                DISTRIBUTION ARRANGEMENTS/SALES CHARGES CONTINUED

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

The Fund has adopted Distribution ("12b-1") plans for Class A, Class B, and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

         The 12b-1 fees vary by share class as follows:

            Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

            Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares and Class Y Shares.

            Class Y Shares do not pay a 12b-1 fee.

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25%. The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.25% for the Class A Shares, and 1.00% for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

SHAREHOLDER INFORMATION

                DISTRIBUTION ARRANGEMENTS/SALES CHARGES CONTINUED

CLASS A SHARES
WAIVER OF SALES CHARGES FOR CLASS A SHARES

The following qualify for waivers of sales charges:

         Shares purchased by investment representatives through fee-based investment products or accounts.

         Proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

         Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the investment advisers or their affiliates or invested in any of the Funds.

         Shares purchased for trust or other advisory accounts established with the investment advisers or their affiliates.

         Shares purchased by directors, trustees, employees, and family members of the investment advisers and their affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the investment advisers or the Administrator belongs.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

         Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

         Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

         Combination Privilege. You can combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

CLASS B SHARES

Class B Shares of the Fund may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC.

Class B Shares of the Fund will be subject to a declining CDSC if they are redeemed within 4 years. The CDSC will be:

                                                     CDSC AS A % OF DOLLAR
                   YEARS SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
                            0-1                              4.00%
                            1-2                              3.00%
                            2-3                              2.00%
                            3-4                              1.00%
                        more than 4                           None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

SHAREHOLDER INFORMATION

                DISTRIBUTION ARRANGEMENTS/SALES CHARGES CONTINUED

CONVERSION FEATURE - CLASS B SHARES

Class B Shares will convert automatically to Class A Shares of the same Fund six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B shares converted.

CLASS C SHARES

Class C Shares of the Fund may be purchased for individual accounts normally in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Fund, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

Unlike Class B Shares, Class C Shares have no conversion feature.

WAIVER OF SALES CHARGES - CLASS B SHARES AND CLASS C SHARES

The following qualify for waivers of sales charges:

         Distributions following the death or disability of a shareholder.

         Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

         Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

SHAREHOLDER INFORMATION

                             EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). Class A Shares of the Fund may be exchanged for Class D Shares of the HSBC Investor Money Market Funds only if you are otherwise eligible to receive them. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

         Your name and telephone number

         The exact name on your account and account number

         Taxpayer identification number (usually your social security number)

         Dollar value or number of shares to be exchanged

         The name of the Fund from which the exchange is to be made

         The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

SHAREHOLDER INFORMATION

                             EXCHANGING YOUR SHARES
                                    CONTINUED

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

Any income the Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Shares begin accruing interest and dividends on the day they are purchased.

Dividends are usually paid semi-annually. Capital gains are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Dividends are generally taxable as ordinary income.

If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

You will be notified before February 1 of each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes. distributions also may be subject to state and local taxes. including withholding taxes.

SHAREHOLDER INFORMATION

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Foreign shareholders may be subject to special withholding requirements.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules and you should consult your tax adviser about investment through a tax-deferred account.

There is a penalty on certain pre-retirement distributions from retirement accounts.

For more information about the Fund. the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION:

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF FUNDS OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER FUNDS IN THE HSBC INVESTOR FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS OR CONTACT THE FUNDS AT:

         HSBC Investor Funds
         PO Box 182845, Columbus, Ohio 43218-2845
         Telephone: 1-800-782-8183

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

         For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090.

         Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

                       STATEMENT OF ADDITIONAL INFORMATION
                           HSBC INVESTOR BALANCED FUND

                                 P.O. Box 182845
                            Columbus, Ohio 43218-2845
           General and Account Information (800) 782-8183 (Toll Free)

--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.           BISYS Fund Services
        Investment Adviser             Administrator, Distributor and Sponsor
            ("Adviser")            ("BISYS," "Administrator," "Distributor," or
                                                    "Sponsor")

         The HSBC Balanced Fund (the "Fund") is a series of the HSBC Investor Funds (the "Trust"), an open-end, management investment company that currently consists of thirteen series, each of which has different and distinct investment objectives and policies. The Fund is described in this Statement of Additional Information.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED DECEMBER ___, 2000 (THE "PROSPECTUS"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated December ___, 2000 of the Trust by which shares of the Fund are offered. Unless the context otherwise requires. terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

December ___, 2000

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS.......................................1
         Short-Term Trading............................................................1
         Depository Receipts...........................................................2
         Foreign Securities............................................................2
         Writing Covered Calls.........................................................3
         Stock Index Options...........................................................3
         Stock Index Futures Contracts.................................................4
         Options on Stock Index Futures................................................5
         Option Premiums...............................................................7
         U.S. Government Securities....................................................7
         Mortgage-Related Securities...................................................7
         Asset-Backed Securities.......................................................9
         Zero Coupon Securities.......................................................10
         Variable and Floating Rate Demand and Master Demand Notes....................10
         Loans of Portfolio Securities................................................11
         Repurchase Agreements........................................................11
         Illiquid Securities..........................................................12
         Investment Company Securities................................................13
         Long-term and Short-term Corporate Debt Obligations..........................14
         Convertible Securities.......................................................14
         When-Issued and Delayed-Delivery Securities..................................15
         Portfolio Transactions.......................................................15

INVESTMENT RESTRICTIONS...............................................................17

PERFORMANCE INFORMATION...............................................................18

MANAGEMENT OF THE TRUST...............................................................20
         Trustees and Officers........................................................20
         Compensation Table...........................................................22
         Investment Adviser...........................................................22
         Distribution Plans - Class A, Class B, and Class C Shares Only...............23
         The Distributor and Sponsor..................................................23
         Administrative Services Plan.................................................24
         Administrator................................................................25
         Fees     ....................................................................25
         Transfer Agent...............................................................26
         Custodian and Fund Accounting Agent..........................................26
         Shareholder Servicing Agents.................................................26
         Federal Banking Law..........................................................27
         Expenses.....................................................................27

DETERMINATION OF NET ASSET VALUE......................................................28

PURCHASE OF SHARES....................................................................28

         Exchange Privilege...........................................................30
         Automatic Investment Plan....................................................31
         Purchases Through a Shareholder Servicing Agent or a Securities Broker.......31

SALES CHARGES.........................................................................32
         Class A Shares...............................................................32
         Sales Charge Waivers.........................................................32
         Concurrent Purchases.........................................................33
         Letter of Intent.............................................................33
         Right of Accumulation........................................................34
         Contingent Deferred Sales Charge ("CDSC") - Class B Shares...................34
         Level Load Alternative -- Class C Shares.....................................35

REDEMPTION OF SHARES..................................................................36
         Systematic Withdrawal Plan...................................................37
         Redemption of Shares Purchased Directly Through the Distributor..............37
         Retirement Plans.............................................................37
         Individual Retirement Accounts...............................................38
         Defined Contribution Plans...................................................38
         Section 457 Plan, 401(k) Plan, 403(b) Plan...................................38

DIVIDENDS AND DISTRIBUTIONS...........................................................38

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES..................................39

TAXATION..............................................................................40
         Tax Status of the Fund.......................................................40
         Distributions................................................................41
         Dispositions.................................................................42
         Backup Withholding...........................................................42
         Other Taxation...............................................................42
         Fund Investments Market Discount.............................................43
         Original Issue Discount......................................................43
         CMO Residuals................................................................43
         Options Futures and Forward Contracts........................................43
         Constructive Sales...........................................................44
         Section 988 Gains or Losses..................................................44
         Passive Foreign Investment Companies.........................................44
         Alternative Minimum Tax......................................................45

OTHER INFORMATION CAPITALIZATION......................................................45
         Shares of Beneficial Interest................................................45
         Independent Auditors.........................................................46
         Counsel......................................................................46
         Code of Ethics...............................................................46
         Registration Statement.......................................................46

FINANCIAL STATEMENTS..................................................................46
         Shareholder Inquiries........................................................47

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

         The investment objective of the Fund is to provide investors with current income and long-term growth of capital consistent with reasonable risk.

         The Fund seeks to achieve its objective by investing, under ordinary market conditions, approximately 60% of assets in stocks and other equity securities ("equity securities") and approximately 40% in bonds and other debt securities that are rated at least Baa by Moody's Investor Services ("Moody's") or BBB by Standard & Poors Corporation ("S&P") or securities of comparable quality. The Fund will ordinarily invest in common stocks, preferred stocks and convertible securities of large companies. For this Fund, a company having a market capitalization of $___ billion or more is considered a large company. Fixed income securities in which the Fund may invest include U.S. Government and agency securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. Most of the Fund's investments will be securities listed on the New York or American Stock Exchanges or on NASDAQ and may also consist of American Depository Receipts ("ADRs") and investment company securities (see "Other Investment Practices of the Funds" in this Prospectus for further information on these investments). The Adviser expects that the Fund's investments will consist of companies which will be of various sizes and in various industries and may in many cases be leaders in their fields. In addition, the Fund may, within certain limitations as set forth below, lend portfolio securities, enter into repurchase agreements, invest in when-issued and delayed delivery securities and write covered call options. The Fund may use stock index futures, related options and options on stock indices for the sole purpose of hedging the portfolio. The Fund's investments in fixed income securities will primarily consist of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and investment grade debt obligations issued or guaranteed by domestic corporations or commercial banks. From time to time, the Fund may also invest up to 5% of its total assets in the debt obligations of foreign issuers. The types of debt obligations in which the Fund will invest include, among others, bonds, notes, debentures, commercial paper, variable and floating rate demand and master demand notes, zero coupon securities and asset-backed and mortgage-related securities.

         The Fund intends to stay invested in the equity securities described above to the extent practicable in light of its investment objective and long-term investment perspective. Under ordinary market conditions, therefore, no more than 40% of the Fund's total assets will be invested in fixed income securities and money market instruments for purposes of meeting the Fund's investment objective of current income. However, for temporary defensive purposes, e.g., during periods in which adverse market changes or other adverse economic conditions warrant as determined by the Adviser, the Fund may invest up to 100% of its total assets in money market instruments as described below.

         SHORT-TERM TRADING. Although the Fund will not make a practice of short- term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Fund. Management does not expect that in pursuing the Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Fund.

         DEPOSITORY RECEIPTS. The Fund may invest in ADRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The International Equity Fund may invest in ADRs, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities. The Fund intends to invest less than 20% of the Fund's total net assets in ADRs.

         There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

         In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

         FOREIGN SECURITIES. Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments that an investor would not encounter investing in equity securities issued by U.S. domestic companies. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States Dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. Dollar generally rises against foreign currencies, the value of foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. Dollar generally declines, the value of foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

         Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have a negative effect on the economies and securities markets of certain emerging market countries.

         WRITING COVERED CALLS. The Fund may seek to earn premiums by writing covered call options against some of the securities in its portfolio provided the options are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The purchaser of the call option obtains the right to acquire these securities at a fixed price (which may be less than, the same as, or greater than the current market price of such securities) during a specified period of time. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

         The Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium. The aggregate value of the securities subject to options written by the Fund may not exceed 25% of the value of the Fund's net assets.

         To the extent permitted below, the Fund may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

         STOCK INDEX OPTIONS. The Fund may purchase and write put and call options on stock indexes listed on national securities exchanges for the purpose of hedging their portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

         Options on stock indexes are similar to options on stock, except that
(a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         STOCK INDEX FUTURES CONTRACTS. The Fund may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss in that amount. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract. The Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         The Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchases. The Fund also may buy or sell stock index futures contracts to close out existing futures positions.

         OPTIONS ON STOCK INDEX FUTURES. The Fund may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

         The Fund may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If the Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

         If the Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of the securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market. The Fund will sell options on futures and on stock indices only to close out existing hedge positions.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the- counter ("OTC") options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the United States Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in- the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Fund's limitation on investments in securities that are not readily marketable.

         The Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Fund's portfolio diverges from the composition of the relevant index. Such imperfect correlation may prevent the Fund from achieving the intended hedge or may expose the Fund to risk of loss. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Fund's ability to establish and maintain positions will depend on market liquidity. The successful utilization of hedging and risk management transactions requires skills different form those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

         Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time. Thus, it may not be possible to close such an option or futures position which could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

         Pursuant to undertakings with the Commodity Futures Trading Commission ("CFTC"), (i) the Fund has agreed to restrict the use of futures and related options only for the purpose of hedging, as such term is defined in the CFTC's rules and regulations; (ii) the Fund will not enter into futures and related transactions if, immediately thereafter, the sum of the margin deposits on the Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any such contract; (iii) the Fund will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in commodity futures and related options; and (iv) the Fund will segregate assets to cover the futures and options.

         OPTION PREMIUMS. In order to comply with certain state securities regulations, the Fund has agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of the Fund's net assets at any one time.

         U.S. GOVERNMENT SECURITIES. The Fund may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less) U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participations in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See "Mortgage-Related Securities" and "Asset-Backed Securities" below.

         MORTGAGE-RELATED SECURITIES. The Fund may, consistent with its investment objective and policies, invest in mortgage-related securities.

         Mortgage-related securities, for purposes of the Fund's Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. Similarly, because the average life of mortgage related securities may lengthen with increases in interest rates, the portfolio weighted average life of the mortgage-related securities in which the Fund invests may at times lengthen due to this effect. Under these circumstances, the Adviser may, but is not required to, sell securities in order to maintain an appropriate portfolio average life.

         Regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the yield and total return the Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities, and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due based on its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         In addition to GNMA, FNMA or FHLMC certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, the Fund also may invest in mortgage pass-through securities, where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return on POs could be adversely affected. The Fund will treat IOs and POs as illiquid securities except for IOs and POs issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser subject to the supervision of the Board of Trustees.

         The Fund may also invest in certain Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. To the extent a particular CMO or REMIC is issued by an investment company, the Fund's ability to invest in such CMOs or REMICs will be limited. The Fund will not invest in the residual interests of REMICs.

         The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

         Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. Their value may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

         Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different than the stated maturity of the security.

         ASSET-BACKED SECURITIES. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the collateralized mortgage structure. Consistent with the Fund's investment objectives, policies and quality standards, the Fund may invest in these and other types of asset-backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements as a letter of credit from a bank, excess collateral or a third-party guarantee.

         ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         The Fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         Current Federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

         The Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit.

         Because the notes are direct lending arrangements between the Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for investment in money market instruments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may, subject to the restrictions set forth under "Investment Restrictions," make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 102% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the lending Fund in a segregated account. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned from the loan justifies the attendant risks. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

         The Fund will not loan securities having an aggregate value which exceeds 33-1/3% of the current value of the Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, its investment adviser or subadviser.

         REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Fund not to enter into repurchase agreements exceeding in the aggregate 10% of the market value of the Fund's total assets.

         Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Bankruptcy Code permit the Fund to exercise a contractual right to liquidate the underlying securities. However, if the seller is a stockbroker or other entity not afforded protection under the Bankruptcy Code, an agency having jurisdiction over the insolvent entity may determine that the Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, the Fund might incur a loss if the value of the underlying securities declines. The Fund may also incur disposition costs in connection with the liquidation of the securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and monitoring procedures.

         ILLIQUID SECURITIES. The Fund will not invest in illiquid securities if immediately after such investment more than 15% of such Fund's net assets (taken at market value) would be invested in such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

         The Adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by the Fund does not exceed 15% of the respective Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 8.

         INVESTMENT COMPANY SECURITIES. The Fund may invest up to 10% of its total assets in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"), which include a prohibition against the Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. The Fund may not invest more than 5% of its total assets in the securities of any one investment company.

         LONG-TERM AND SHORT-TERM CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations the Adviser deems appropriate. Except for temporary defensive purposes, the International Fund is limited to 20% of its total assets in these types of securities and the Fund is limited to 5% of its total assets.

         The Fund will not purchase corporate debt securities rated below Baa by Moody's or BBB by S&P or to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, result in comparable quality. While "Baa"/"BBB" and comparable unrated securities may produce a higher return than higher rated securities, they are subject to a greater degree of market fluctuation and credit risk than the higher quality securities in which the Fund may invest and may be regarded as having speculative characteristics as well.

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. To the extent the ratings given by a rating agency may change as a result of changes in such organization or its rating systems, the Fixed Income Fund will attempt to conform its ratings systems to such changes as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Convertible securities pay a stated rate of interest and generally are convertible into the issuer's common stock at a stated conversion price prior to call or redemption. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in t he underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.

         The Fund will maintain liquid assets in segregated accounts with its custodian in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. It is the current policy of the International Equity Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits; and (v) repurchase agreements. At the time the Fund invests for temporary defensive purposes in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or S&P, or the issuer's parent corporation must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or, if no such ratings are available, the investment must be of comparable quality in the opinion the Adviser. During times when the Fund is maintaining a temporary defensive posture, it may be unable to achieve fully its investment objective.

PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

         Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank, the Adviser, the Fund or BISYS Fund Services are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Fund may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

         As permitted by Section 28(e) of the "Securities Exchange Act of 1934 (the "1934 Act") the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the view and information of securities firms.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Adviser may cause the Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the research services incurred by the Adviser.

                             INVESTMENT RESTRICTIONS

         The Fund observes the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

         Except as otherwise noted, the Fund may not:

         (1) purchase securities on margin or purchase real estate or interest therein, commodities or commodity contracts, but may purchase and make margin payments in connection with financial futures contracts and related options);

         (2) with respect to 75% of its total assets (taken at market value), purchase a security if as a result (1) more than 5% of its total assets (taken at market value) would be invested in the securities (including securities subject to repurchase agreements), of any one issuer, other than obligations which are issued or guaranteed by the United States Government, its agencies or instrumentalities or (2) the Fund would own more than 10% of the outstanding voting securities of such issuer;

         (3) engage in the underwriting of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired;

         (4) effect a short sale of any security (other than index options or hedging strategies to the extent otherwise permitted), or issue senior securities except as permitted in paragraph (5). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

         (5) borrow money, except that the Fund may borrow from banks where such borrowings would not exceed 33-1/3% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of the Fund's total assets taken at market value;

         (6) invest for the purpose of exercising control over management of any company;

         (7) invest more than 10% of its total assets in the securities of other investment companies;

         (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value or respective Fund's total assets would be so invested;

         (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans except as provided in the Prospectus of the Fund; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;

         (10) have dealings on behalf of the Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund;

         (11) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would exceed 25% of the current value of the Fund's total assets, provided that (a) there is no limitation with respect to investments in obligations of the United States Government, its agencies or; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

         (12) make loans, except that the Fund may make loans or lend its portfolio securities if, as a result, the aggregate of such loans does not exceed 33-1/3% of the value of the Fund's total assets.

                             PERFORMANCE INFORMATION

         From time to time the Trust may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund's yield, effective yield and tax equivalent yield are mandated by the Securities and Exchange Commission.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           a-b 6
         YIELD             2[(-- + 1) - 1]
                  cd
where
         a -      dividends and interest earned during the period,
         b -      expenses accrued for the period (net of reimbursements),
         c -      the average daily number of shares outstanding during the
                  period that were entitled to receive dividends, and
         d -      the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P H + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Performance information for the Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices, including, but not limited to the S&P 500 Stock Index. Investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including IBC/Donoghue's Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

         A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid an those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

         Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219-3035.



NAME AND ADDRESS                          POSITION WITH THE TRUST             PRINCIPAL OCCUPATIONS
FREDERICK C. CHEN                         Trustee                             Management Consultant
126 Butternut Hollow Road,
Greenwich, Connecticut 06830

LARRY M. ROBBINS                          Trustee                             Director for the Center of
University of Pennsylvania                                                    Teaching and Learning,
College of Arts & Sciences                                                    University of Pennsylvania
120 Logan Hall
Philadelphia, PA 19104

ALAN S. PARSOW                            Trustee                             General Partner of Parsow
2222 Skyline Drive                                                            Partnership, Ltd. (investments)
Elkhorn, NE 68022

MICHAEL SEELY                             Trustee                             President of Investor Access
475 Lexington Avenue                                                          Corporation (investor relations
New York, New York 10017                                                      consulting firm)

LESLIE E. BAINS**                         Trustee                             Senior Executive Vice
HSBC Bank USA                                                                 President,
452 Fifth Avenue                                                              present;
New York, New York 10018                                                      HSBC Bank USA, 1990-present;
                                                                              Senior Vice President. The
                                                                              Chase Manhattan Bank, N.A.,
                                                                              1980-1990

WALTER B. GRIMM*                          President and Secretary             Employee of BISYS Fund
                                                                              Services,Inc.. June, 1992 to
                                                                              present; prior to June, 1992
                                                                              President of Leigh
                                                                              Investments Consulting
                                                                              (investment firm)

MARK L. SUTER                             Vice President                      Employee of BISYS Fund
                                                                              Services, Inc., January 2000 to
                                                                              present; VP, Seligman Data
                                                                              Corp., June 1997 to
                                                                              January 2000; Capital Link
                                                                              Consulting, February 1997 to
                                                                              June 1997; US Trust NY, June
                                                                              1986 to February 1991

RICHARD F. FROIO*                         Vice President                      Employee of BISYS Fund
                                                                              Services, Inc.

NADEEM YOUSAF*                            Treasurer                           Employee of BISYS Fund
                                                                              Services, Inc., August 1999 to
                                                                              present; Director. IBT,
                                                                              Canadian Operations, May
                                                                              1995 to March 1997; Assistant
                                                                              Manager, PriceWaterhouse.
                                                                              1994 to May 1995

LISA M. HURLEY*                           Secretary                           Senior Vice President and
                                                                              General Counsel of BISYS
                                                                              Fund Services, May 1998 to
                                                                              present; General Counsel of
                                                                              Moore Capital Management,
                                                                              Inc.; October 1993 to May
                                                                              1996, Senior Vice President
                                                                              and General Counsel of
                                                                              Northstar Investment
                                                                              Management Corporation

ALAINA METZ*                              Assistant Secretary                 Chief Administrator,
                                                                              Administrative and Regulatory
                                                                              Services, BISYS Fund
                                                                              Services, Inc., June 1995 to
                                                                              present; Supervisor, Mutual
                                                                              Fund Legal Department,
                                                                              Alliance Capital Management,
                                                                              May 1989 to June 1995



*Messrs. Grimm, Froio and Yousaf and Mss. Hurley and Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

**Ms. Bains is an "interested person" as that term is defined in the 1940 Act.

COMPENSATION TABLE

                          AGGREGATE COMPENSATION FROM:

Trustee                    Total Compensation from Fund Complex*
Frederick C. Chen                       $ 9,600
Larry M. Robbin                         $11,600
Michael Seely                           $ 9,600


* The compensation table above reflects the fees received by the Trustees from the Fund Complex for the year ended October 31, 1999. For the fiscal year ended October 31, 1999, the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust received from the Fund Complex an annual retainer of $3,600 and a fee of $1,500 for each meeting of the Board of Trustees or committee thereof attended, except that Mr. Robbins received an annual retainer of $4,600 and a fee of $1,725 for each meeting attended. Effective January 1, 2000, the Lead Trustee, Mr. Larry M. Robbin, receives an annual retainer of $11,000, and a per meeting fee of $2,500, and the other Trustees that are not affiliated with the Adviser receive an annual retainer of $10,000, and a per meeting fee of $2,000. The Fund Complex includes the Trust, HSBC Advisor Funds Trust, HSBC Investor Portfolios Trust, offshore feeders into the Portfolio Trust, and three stand-alone offshore funds. The fees paid by the Fund Complex are allocated pro rata among the Funds based upon the net assets of the Fund.


         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions as officers with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER

         The Fund retains HSBC Asset Management (Americas) Inc. ("Adviser") to act as the adviser for the Fund. The Adviser is a wholly owned subsidiary of HSBC Bank USA ("HSBC"), which is a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company and is located at 452 Fifth Avenue, New York, New York 10005.

         The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund. The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of the

Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund,
(ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

         If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

DISTRIBUTION PLANS - CLASS A, CLASS B, AND CLASS C SHARES ONLY

         Three Distribution Plans have been adopted by the Trust (the "Distribution Plans") with respect to the Class A Shares (the "Class A Plan"), the Class B Shares (the "Class B Plan"), and Class C Shares (the "Class C Plan"), Fund, as applicable. The Distribution Plans provide that they may not be amended to increase materially the costs which either the Class A Shares, Class B Shares, and Class C Shares may bear pursuant to the Class A Plan, Class B Plan and Class C Plan and Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, and Class C Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, and Class C Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, and Class C Shares and to reduce each class's expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit their respective class and that class's shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, and Class C Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

THE DISTRIBUTOR AND SPONSOR

         BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and distributor to the Fund under a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.

         The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. None of the aforementioned compensation is paid by the Fund or its Shareholders.

         Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, and Class C Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, and Class C Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from the Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund's average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Class B Plan and Class C Plan, respectively, and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 1.00% of the Fund's average daily net assets represented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

         Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Distribution Plans is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATIVE SERVICES PLAN

         The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A, Class B Shares, Class C Shares, or Adviser (Class Y) Shares ("Class Y Shares") by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class Y Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

ADMINISTRATOR

         Pursuant to an Administration Agreement, BISYS provides the Trust with general office facilities and supervises the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BISYS provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of BISYS or its affiliates.

FEES

         As compensation for its advisory and management services, the Adviser is paid a monthly fee by the Fund at the following annual rates:

Portion of Average Daily Value of Net Assets of the Fund Advisory
         Not exceeding $400 million                     [      ]
In excess of $400 million but                           [      ]
         not exceeding $800 million
In excess of $800 million but                           [      ]
         not exceeding $1.2 billion
In excess of $1.2 billion but                           [      ]
         not exceeding $1.6 billion
In excess of $1.6 billion but                           [      ]
         not exceeding $2 billion
In excess of $2 billion                                 [      ]

         Except for the expenses paid by the Adviser under the Advisory Contract and by BISYS Fund Services, Inc. under the Management and Administration Agreement, the Fund bears all costs of its operations. Expenses attributable to the Fund are charged against the assets of the Fund.

         The Advisory Contract, Distribution Contract and Management and Administration Agreement upon expiration of its initial term on December ___, 2002 will continue in effect with respect to the Fund from year to year provided such continuance is approved annually by the holders of a majority of the outstanding voting securities of such Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party ("non-interested Trustees"). Each contract may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund

(as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees on 60 days' written notice, except in the case of the Management and Administration Agreement which requires written notice of non-renewal given at least 90 days prior to expiration of the then current term. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of 1940).

TRANSFER AGENT

         The Trust has entered into Transfer Agency Agreements with BISYS, pursuant to which BISYS acts as transfer agent (the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Fund (unless such account is maintained by the shareholder's securities-broker, if applicable, or Shareholder Servicing Agent), performs other transfer agency functions, and act as dividend disbursing agent for the Fund. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN AND FUND ACCOUNTING AGENT

         Pursuant to a Custodian Agreement, HSBC also acts as the custodian of the Fund's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the or decide which securities will be purchased or sold for the Fund. For its services, HSBC receives such compensation as may from time to time be agreed upon by it and the Trust. BISYS serves as the fund accounting agent for the Portfolio.

SHAREHOLDER SERVICING AGENTS

         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including HSBC, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class Y Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions: arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts: furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits. on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A, Class B Shares, and Class C Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC to perform these services, the Board of Trustees would review the Trust's relationship with HSBC and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

EXPENSES

         Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, and Class C Shares must include payments made pursuant to their respective Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each share of each class of the Fund is determined on each day on which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is open every weekday except for the days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

                               PURCHASE OF SHARES

         The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing and Adding to Your Shares." The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offer more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge. Class B and C shares may be subject to a contingent deferred sales charge ("CDSC") payable upon redemption within a specified period after purchase. The prospectus contains a table of applicable CDSCs. After being held for six years, Class B shares will automatically convert into Class A shares which are not subject to sales charges or a CDSC. Class B and C shares are offered without an initial sales charge. The Fund may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

         When purchasing Fund shares, you must specify which Class is being purchased. The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B shares or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return on Class A shares respectively. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A shares will not be appropriate for investors who invest less than $50,000 in Fund shares.

         A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide different additional compensation to dealers in connection with selling shares of the Fund or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

         Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

         The sales charge applicable to the purchase of Fund shares will be waived on the following purchases: (1) by Trustees and officers of the Trust and of HSBC Investor Funds Trust. and members of their immediate families (parents. spouses, children, brothers and sisters), (2) by directors, employees and retirees of Marine Midland Bank and its affiliates, and members of their immediate families, (3) by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) by directors and employees of the Distributor, selected broker-dealers and affiliates and members of their immediate families, (5) by charitable organizations as defined in
Section 501(c)(3) of the Internal Revenue Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) by registered representatives of selling brokers and members of their immediate families, (7) by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of the Fund at the time of the individual's purchase), (8) by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of Marine Midland Bank when authorized by an officer of Marine Midland Bank, and (9) by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor. Eligible investors should contact the Adviser for details.

         The sales load does not apply in any instance to reinvested dividends.

         From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold a significant number of such shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

         Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

         By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Money Market Funds may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies: HSBC Investor U.S. Government Money Market Fund, HSBC Investor Bond Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Equity Fund, and such other HSBC Investor Funds or other registered investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"). By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

         An investor will receive Class A Shares of the Fund in exchange for Class A shares of other HSBC Investor Funds. Class B Shares, Class C Shares, and Class Y Shares may be exchanged for shares of the same class of one or more of the HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Holders of the Fund's Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Fund Investor Shares for Investor shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless otherwise exempt. Shareholders of Class A Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A or Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange.

         An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dialer or by providing written instruction to the Distributor.

AUTOMATIC INVESTMENT PLAN

         The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly. semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from BISYS at the telephone number listed on the back cover.

         For further information on how to purchase Investor Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

         The Fund's shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Class Y Shares of the Fund are only being offered to customers of Shareholder Servicing Agents and securities brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

         Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

         For further information on how to direct a securities broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent.

                                  SALES CHARGES

CLASS A SHARES

The public offering price of the Class A Shares of the Bond and New York Tax-Free Bond Fund equals net asset value plus the applicable sales charge. BISYS receives this sales charge as distributor and may reallow it as dealer discounts and brokerage commissions as follows:

                                SALES CHARGE AS:

----------------------------------------------------------------------------------------------------------------------
 Size of Transaction at Offering Price               % of Offering                            % of Net
                                                         Price                                 Amount

----------------------------------------------------------------------------------------------------------------------
Up to $49,999                                            5.00%                                  5.26%
$50,000 up to $100,000                                   4.60%                                  4.71%
$100,000 up to $250,000                                  3.75%                                  3.90%
$250,000 up to $500,000                                  2.50%                                  2.56%
$500,000 up to $1,000,000                                2.00%                                  2.04%
$1,000,000 and up                                        1.00%                                  1.01%


SALES CHARGE WAIVERS

         The Distributor may waive sales charges for the purchase of Class A Shares of the Fund by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, BISYS and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, and (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies. In addition, the Distributor may waive sales charges for the purchase of the Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

         For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of any fund in the HSBC family of funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTER OF INTENT

         An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow

(while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHT OF ACCUMULATION

         Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of the Fund. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation. however, may be modified or eliminated at any time or from time to time by the Trust without notice.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - CLASS B SHARES

         Class B Shares of the Fund, which are redeemed less than three years after purchase will be subject to a declining CDSC. The CDSC will be based on the lesser of the net asset value at the time of purchase of the Class B Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

         Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class B Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed.

         The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986. as amended (the "Code")) of a Shareholder. (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and
(iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

         Class C Shares of the Fund are sold at net asset value without an initial sales charge but are subject to a CDSC of 1.00% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares" except that the references to three years and four years in the first paragraph of that section shall mean one year in the case of Class C Shares. Class C Shares are subject to an annual 121b-1 fee of up to 1.00% of the average daily net assets of the Class. Unlike Class B Shares, Class C Shares have no conversion feature and. accordingly, an investor that purchases Class C Shares will be subject to 121b-1 fees applicable to Class C Shares for an indefinite period subject to annual approval by the Fund's Board of Trustees and regulatory limitations.

         The higher fees mean a higher expense ratio, so Class C Shares pay correspondingly lower dividends and may have a lower net asset value than Class A Shares. The Fund will not normally accept any purchase of Class C Shares in the amount of $500,000 or more. Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C Shares.

         A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York Time for the Fund, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

                              REDEMPTION OF SHARES

         A shareholder may redeem all or any portion of the Shares in his accountant at any time at the net asset value next determined after a redemption order in proper form furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See "Contingent Deferred Sales Charge ("CDSC") -- Class B Shares and Class C Shares" above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York Time for the Fund, on any Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

         The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing

Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent redeem Shares, a shareholder should contact his securities broker or his Shareholder Serving Agent.

SYSTEMATIC WITHDRAWAL PLAN

         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

         Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

         Redemption by wire or telephone. An investor may redeem Class A, Class B and Class C Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the applicable Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

         Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

         The shares may be used as the Funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming-BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates. or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS

         Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

         The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust declares all of the Fund's net investment income daily as a dividend to the Fund shareholders. Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

         Shares begin accruing dividends on the day they are purchased Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% nondeductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings. dividends and assets of the particular series. Currently, the Trust has nine series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. Currently, the Fund is divided into three classes of shares.

         Each share of each class of the Fund, if applicable. represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable. except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances. be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                                    TAXATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state or foreign country or other taxing jurisdiction.

TAX STATUS OF THE FUND

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by a the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning exempt-interest dividends and capital gain dividends). Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares. will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Such capital gain distributions are subject to a maximum federal income tax rate of 20% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income.

         Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS

         Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. If the shareholder has held the shares as a capital asset for more than 12 months, the maximum current federal income tax rate is 20%. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

         If, within 90 after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

         The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number.
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

         Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

FUND INVESTMENTS MARKET DISCOUNT

         If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a the minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally. market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

         Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by such the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

CMO RESIDUALS. Under certain circumstances, the Fund may be taxed on income deemed to be earned from certain CMO residuals.

OPTIONS FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules. rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event; the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition an disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

ALTERNATIVE MINIMUM TAX

         While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

         All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under. the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

                        OTHER INFORMATION CAPITALIZATION

SHARES OF BENEFICIAL INTEREST

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed FundSource). Prior to October 3, 1994 the name of the Trust was "FundTrust".

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid. nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT AUDITORS

         The Board of Trustees has appointed KPMG LLP as independent auditors of the Trust. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 2 Nationwide Plaza, Columbus, Ohio 43215.

COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

         HSBC Investor Funds, the Adviser and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of HSBC Investor Funds, the Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

REGISTRATION STATEMENT

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The Fund is expected to commence operations December ___, 2000. Therefore, the performance information (including annual and average annual total returns) for a full calendar year is not yet available.

SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to the Trust, P.O. Box 182845. Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

                                     PART C

ITEM 23. EXHIBITS

     (a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. 1

     (a)(2)    Establishment and designation of series for Republic Taxable
               Fund, Republic Overseas Equity Fund and Republic Opportunity
               Fund. 7

     (a)(3)    Establishment and designation of series for Republic Money Market
               Fund. 16

     (a)(4)    Establishment and designation of series for HSBC Mid-Cap Fund. 16

     (a)(5)    Establishment and designation of series for HSBC Investor Limited
               Maturity Bond Fund, HSBC Investor California Tax-free Money
               Market Fund, HSBC Investor Growth and Income Fund, and HSBC
               Investor U.S. Treasury Money Market Fund (to be filed by amendment).

     (a)(6)    Establishment and designation of series for HSBC Balanced Fund
               (to be filed by amendment).

     (b)       By-Laws. 1

     (c)       Specimen certificate of shares of beneficial interest of Republic
               Funds. 1

     (d)(1)    Master Investment Advisory Contract, with supplements regarding
               Republic New York Tax-Free Fund, Republic New York Tax-Free Money
               Market Fund and Republic Equity Fund. 1

     (d)(2) Amended and Restated Second Master Investment Advisory Contract, with supplement regarding Republic U.S. Government Money Market
               Fund. 1

     (d)(3) Amended and restated Second Master Investment Advisory Contract, with supplement regarding Republic Money Market Fund, HSBC
               Investor California Tax-Free Money Market Fund, HSBC Investor
               Growth and Income Fund, HSBC Investor U.S. Treasury Money Market
               Fund and HSBC Investor Balanced Fund (to be filed by amendment).

     (d)(4)    Subadvisory Agreement between Alliance Capital Management L.P.
               and Republic National Bank of New York regarding Republic Equity
               Fund. 9

     (d)(5)    Subadvisory Agreement between Brinson Partners, Inc. and Republic
               National Bank of New York regarding Republic Equity Fund. 9

     (d)(6)    Subadvisory Agreement between Miller Anderson & Sherrard and
               Republic National Bank of New York regarding Republic Bond Fund
               (to be filed by amendment).



     (d)(7)    Subadvisory Agreement between Capital Guardian Trust Company and
               Republic National Bank of New York regarding Republic Overseas
               Equity Fund (to be filed by amendment).

     (d)(8)    Subadvisory Agreement between MFS Institutional Advisers and
               Republic National Bank of New York regarding Republic Opportunity
               Fund (to be filed by amendment).

     (e)       Amended and Restated Distribution Agreement regarding Republic
               U.S. Government Money Market Fund, Republic New York Tax Free
               Money Market Fund, Republic New York Tax Free Fund, Republic
               Equity Fund, Republic Taxable Fund, Republic Overseas Equity
               Fund, Republic Opportunity Fund. Republic Money Market Fund, HSBC
               Mid-Cap Fund, HSBC Investor California Tax-Free Money Market
               Fund, HSBC Investor Growth and Income Fund, HSBC Investor U.S.
               Treasury Money Market Fund and HSBC Investor Balanced Fund (to be filed by amendment).

     (f)       Not applicable.

     (g)(1)    Form of Custodian Agreement - Republic. 13

     (h)(1)    Form of Service Agreement. 1

     (h)(2)    Administrative Agreement regarding Republic U.S. Government Money
               Market Fund, Republic New York Tax-Free Money Market Fund,
               Republic New York Tax-Free Fund, Republic Equity Fund, Republic
               Fund, Republic Overseas Equity Fund and Republic Opportunity
               Fund. 9

     (h)(3)    Amended and Restated Administrative Services Plan. 6

     (h)(4)    Administration Agreement between Republic Funds and BISYS. 13

     (h)(5)    Fund Accounting Agreement--BISYS. 13

     (h)(6)    Form of Transfer Agency and Service Agreement - BISYS. 13

     (i)(1)    Opinion of Counsel (to be filed by amendment)

     (j)       Consent of Independent Auditors. 15

     (k)       Not applicable.

     (1)(1)    Initial Investor Representation letter regarding Republic
               International Equity Fund and Republic Fixed Income Fund. 3

     (1)(2)    Initial Investor Representation letter regarding Republic Equity
               Fund. 2

     (m) Amended and Restated Master Distribution Plan, with supplements regarding Republic U.S. Government Money Market Fund, Republic
               New York Tax-Free Money Market Fund, Republic New York Tax-Free
               Fund, Republic Equity Fund, Republic Fund, Republic, Republic
               Money Market Fund, HSBC Mid-Cap Fund,


               HSBC Investor California Tax-Free Money Market Fund, Overseas
               Equity Fund, Republic Opportunity Fund, HSBC Investor Growth and
               Income Fund, HSBC Investor Limited Maturity Bond Fund, HSBC
               Investor U.S. Treasury Money Market Fund and HSBC Investor
               Balanced Fund (to be filed by an amendment).

     (n)       Multiple Class Plan. 5

     (p)(1) Code of Ethics for Republic Funds, Republic Advisor Funds Trust, and Republic Portfolios. 16

     (p)(2)    Code of Ethics for HSBC Asset Management (Americas), Inc. 16

     (p)(3) Code of Ethics for Miller Anderson & Sherrard (to be filed by amendment).

     (p)(4)    Code of Ethics for Alliance Capital Management L.P. 16

     (p)(5)    Code of Ethics for Brinson Partners, Inc. 16

     (p)(6) Code of Ethics for Capital Guardian Trust Company (to be filed by amendment).

     (p)(7)    Code of Ethics for MFS Institutional Advisers, Inc. 16

     (p)(8)    Code of Ethics for BISYS. 15

     (o)(1)    Powers of Attorney of Trustees and Officers of Registrant and
               Republic Portfolios. 8

     (o)(2)    Power of Attorney for Nadeem Yousaf. 16

     (o)(3)    Power of Attorney for Walter B. Grimm. 16

     (o)(4)    Power of Attorney for Leslie E. Bains. 16

          (1)  Incorporated herein by reference from post-effective amendment
               No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

          (2)  Incorporated herein by reference from post-effective amendment
               No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

          (3)  Incorporated herein by reference from post-effective amendment
               No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

          (4)  Incorporated herein by reference from post-effective amendment
               No. 36 to the Registration Statement as filed with the SEC on March 1, 1996.

          (5)  Incorporated herein by reference from post-effective amendment
               No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.


         (6)   Incorporated herein by reference from post-effective amendment
               No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

         (7)   Incorporated herein by reference from post-effective amendment
               No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

         (8)   Incorporated herein by reference from post-effective amendment
               No. 42 to the Registration Statement filed with the SEC on January 31, 1997.

         (9)   Incorporated herein by reference from post-effective amendment
               No. 46 to the Registration Statement as filed with the SEC on February 28, 1997.

         (10)  Incorporated herein by reference from post-effective amendment
               No. 50 to the Registration Statement as filed with the SEC on January 2, 1998.

         (11)  Incorporated herein by reference from post-effective amendment
               No. 52 to the Registration Statement as filed with the SEC on March 12, 1998.

         (12)  Incorporated herein by reference from post-effective amendment
               No. 54 to the Registration Statement as filed with the SEC on August 24, 1998.

         (13)  Incorporated herein by reference from post-effective amendment
               No. 63 to the Registration Statement as filed with the SEC on March 1, 1999.

         (14)  Incorporated herein by reference from post-effective amendment
               No. 65 to the Registration Statement as filed with the SEC on March 25, 1999.

         (15)  Incorporated herein by reference from post-effective amendment
               No. 67 to the Registration Statement filed with the SEC on February 29, 2000.

         (16)  Incorporated herein by reference from post-effective amendment
               No. 69 to the Registration Statement filed with the SEC on June
               30, 2000.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         HSBC Bank USA ("HSBC") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of HSBC USA, Inc. ("HSBC USA"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. HSBC's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

                     NAME -- BUSINESS AND OTHER CONNECTIONS

Directors - HSBC Bank USA
Mr. Sal H. Alfiero
Chairman of the Board
Mark IV Industries, Inc.
501 John James Audubon Parkway
Amherst, New York 14228

Mr. John R.H.
Bond Chairman
HSBC Holdings plc
10 Lower Thames Street - Floor 10
London EC3R 6AE U.K.

Mr. James H. Cleave
9108 Chickadee Way
Blaine, Washington 98230

Dr. Frances D. Fergusson
President
Vassar College
Office of the President
Box 43
Poughkeepsie, New York 12604-0043

Mr. Douglas J. Flint
Group Finance
Director
HSBC Holdings plc
10 Lower Thames Street - Floor 10
London EC3R 6AE U.K.

Mr. Martin J.G. Glynn
President and Chief Executive Officer
HSBC Bank Canada

885 West Georgia Street - Suite 300
Vancouver, BC V6C 3E9
Canada

Mr. Stephen K. Green
Executive Director
Investment Banking and Markets
HSBC Holdings plc
Thames Exchange
10 Queen Street Place
London EC4R 1BL U.K.

Ambassador Ulric Haynes, Jr.
Executive Dean for International Relations
Office of Admissions
Bernon Hall
Hofstra University
Hempstead, New York 11550

Mr. Richard A. Jalkut
President & Chief Executive Officer
PathNet
1015 31st Street, N.W.
Washington, D.C. 20007

Mr. Bernard J. Kennedy
Chairman of the Board
Chief Executive Officer
National Fuel Gas Company
10 Lafayette Square - Floor 18
Buffalo, New York 14203

Mr. Peter Kimmelman
President
Peter Kimmelman Asset Management Co.
800 Third Avenue -- Suite 3103
New York, New York 10022

Mr. Charles G. Meyer, Jr. President
Cord Meyer Development Company
111-15 Queens Boulevard
Forest Hills, New York 11375

Mr. James L. Morice
30 E. 37th Street -- Apt. 4G
New York, New York 10016

Mr. Youssef A. Nasr
President & Chief Executive Officer
HSBC Bank USA

452 Fifth Avenue -- Floor 10
New York, New York 10018

Mr. Jonathan Newcomb
Chairman and Chief Executive Officer
Simon & Schuster, Inc.
1230 Avenue of the Americas Floor 17
New York, New York 10020

Mr. Henry J. Nowak
2312 Cypress Bend Road South
Apt. C-106
Pompano Beach, FL 33069

Senior Officers - HSBC Bank USA:
Youssef A. Nasr
President and Chief Executive Officer

Leslie Bains
Senior Executive Vice President

Robert M. Butcher
Senior Executive Vice President

A. A. Flockhart
Senior Executive Vice President

Paul L. Lee
Senior Executive Vice President

Vincent J. Mancuso
Senior Executive Vice President

Robert H. Muth
Senior Executive Vice President

Vito S. Portera
Senior Executive Vice President

Elias Saal
Senior Executive Vice President

lain A. Stewart
Senior Executive Vice President

Philip S. Toohey
Senior Executive Vice President

George T. Wendler
Senior Executive Vice President

ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

         (b) The information required by this Item 29 with respect to each director or officer of BISYS is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Asset Management (Americas), 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110; and Miller Anderson & Sherrard, One Tower Bridge, West Conshokocken, Pennsylvania, 19428; Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105; Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL 60604; Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California; and MFS Institutional Advisers, 500 Boylston Street, Boston, MA 02116.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940. HSBC Investor Funds has duly caused this registration statement on Form N-lA (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 13th day of October, 2000.

HSBC INVESTOR FUNDS

Walter B. Grimm**
President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 13, 2000.

Walter B. Grimm**
-----------------
Walter B. Grimm
President

Nadeem Yousaf**
-----------------
Nadeem Yousaf
Treasurer

Alan S. Parsow*
------------------
Alan S. Parsow
Trustee

Larry M. Robbins*
------------------
Larry M. Robbins
Trustee

Michael Seely*
------------------
Michael Seely
Trustee

Frederick C. Chen*
------------------
Frederick C. Chen
Trustee

Leslie E. Bains*
------------------
Leslie E. Bains
Trustee

/s/ David J. Harris
-------------------
*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed as
Exhibit 19 to post-effective amendment No. 40.

/s/ Jill M. Mizer
--------------------
**Jill M. Mizer, as attorney-in-fact pursuant to powers of attorney.